SHARE CAPITAL (Narrative) (Details)	1 Months Ended																					2 Months Ended			7 Months Ended	12 Months Ended
	Feb. 28, 2022 CAD ($) $ / shares	Feb. 28, 2022 USD ($)	Dec. 31, 2021 CAD ($) Share $ / shares shares	Dec. 31, 2021 USD ($) Share	Oct. 31, 2021 CAD ($) Share	Oct. 31, 2021 USD ($) Share	Jul. 31, 2021 CAD ($) Month Share $ / shares	Jul. 31, 2021 USD ($) Month Share	Jun. 30, 2021 CAD ($) Share	Jun. 30, 2021 USD ($) Share	Mar. 31, 2021 CAD ($) Share	Mar. 31, 2021 USD ($) Share	Feb. 28, 2021 CAD ($) Month Share $ / shares	Feb. 28, 2021 USD ($) Month Share	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Feb. 29, 2020 CAD ($) Share $ / shares shares	Feb. 29, 2020 USD ($) Share shares	Dec. 31, 2019 $ / shares shares	Oct. 31, 2019 $ / shares shares	Sep. 30, 2019 $ / shares shares	Feb. 28, 2022 shares	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2021 Share $ / shares shares	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2019 CAD ($) Share $ / shares shares	Dec. 31, 2019 USD ($) Share shares
Disclosure of classes of share capital [line items]
Proceeds from share issuance | $																										$ 10,008,154	$ 5,383,914		$ 136,000
Issuance cost settled in cash | $																										$ 422,780
Warrants exercised during period			1,800,000	1,800,000					600,000	600,000							875,000	875,000							2,400,000	2,400,000		500,000	500,000
Exercise price of warrants exercised | $ / shares			$ 0.75														$ 0.36		$ 0.36						$ 0.75			$ 0.36
Proceeds from warrant exercise			$ 1,350,000	$ 1,054,598					$ 450,000	$ 363,600							$ 315,000	$ 236,129										$ 180,000	$ 136,000
Stock options exercised					75,000	75,000					1,050,000	1,050,000
Proceeds from exercise of options					$ 52,500	$ 41,722					$ 126,000	$ 99,527
Number of shares issued | shares			135,099,174																						135,099,174		112,224,174
Number of shares outstanding | shares			135,099,174																						135,099,174		112,224,174
Number of warrants outstanding in share-based payment arrangement			7,984,241																						7,984,241		537,000
Warrants granted during period																										9,943,241
Warrants cancelled																										96,000
Expected dividend, warrants granted																										0.00%
Weighted average number of shares - basic and diluted (in shares) | shares																										127,374,340	105,203,090	93,885,097	93,885,097
Consulting services rendered by third party [Member]
Disclosure of classes of share capital [line items]
Stock issued during period shares issued for consulting services | shares															20,640	24,896	22,659	22,659	31,697	1,000,000	54,326
Equity issuance, share price | $ / shares															$ 0.5475	$ 0.4539	$ 0.50		$ 0.375	$ 0.40	$ 0.39
Private placements [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares																	6,000,000	6,000,000					10,000,000	10,000,000
Equity issuance, share price | $ / shares																	$ 0.40						$ 0.50
Proceeds from share issuance																	$ 2,400,000	$ 1,807,200					$ 5,000,000	$ 3,745,700
Issuance cost settled in cash | $																		$ 80,842						$ 427,145
Number of units granted													11,500,000	11,500,000
Equity issuance, price per unit | $ / shares													$ 0.50
Proceeds from issuance of units													$ 5,750,000	$ 4,504,188
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares													$ 0.75
Exercise period of warrants | Month													12	12
Warrants granted during period																										9,674,999
Private placements [Member] | Certain Insiders [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares																	1,790,000	1,790,000					3,390,000	3,390,000
Private placements [Member] | Arnold Kondrat [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares																	1,440,000	1,440,000
Private placements [Member] | Finder Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants granted during period																										268,242	537,000
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units granted							7,850,000	7,850,000
Equity issuance, price per unit | $ / shares							$ 0.70
Proceeds from issuance of units							$ 5,495,000	$ 4,358,386
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares							$ 0.95
Exercise period of warrants | Month							12	12
Non-brokered private placement [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares																						5,650,000
Equity issuance, price per unit | $ / shares	$ 0.55
Proceeds from issuance of units	$ 3,107,500	$ 2,447,236
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares	$ 0.75
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																										0.17%
Expected volatility, warrants granted																										69.23%
Expected life, warrants granted																										1
Top of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																										0.39%
Expected volatility, warrants granted																										92.15%
Expected life, warrants granted																										2